UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22027
                                                     ---------

                                FundVantage Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              Wilmington, DE 19809
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Joel L. Weiss
                   PNC Global Investment Servicing (U.S.) Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 302-791-1851
                                                            ------------

                        Date of fiscal year end: April 30
                                                 --------

                   Date of reporting period: October 31, 2008
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Reports to Shareholders are attached herewith.


                                 [LOGO OMITTED]
                                    CORVERUS
                             STRATEGIC EQUITY FUND

                              OF FUNDVANTAGE TRUST
                                 Class I Shares






                               SEMI-ANNUAL REPORT

                                October 31, 2008

                                   (Unaudited)


This report is submitted for the general information of the shareholders of the Corverus Strategic Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Corverus Strategic Equity Fund. Shares of the Corverus Strategic Equity Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

                         CORVERUS STRATEGIC EQUITY FUND

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                                OCTOBER 31, 2008
                                   (UNAUDITED)




DEAR FELLOW SHAREHOLDER:

The Corverus Strategic Equity Fund was launched on June 19th, 2008. The fund's inception happened in an unprecedented economic environment characterized by extreme levels of bearish investor sentiment and volatility. Despite the uncertain times and large losses seen in the equity markets, the Fund outperformed its benchmark, the S&P 500, by 1.9% since inception.

INVESTMENT REVIEW AND PORTFOLIO STRATEGY

The past few months have seen most equity strategies suffer massive intra month volatility and frequent reversals. Investors had few places to hide as the sell-off was broad based and not very discriminating. The portfolio was able to beat its benchmark, the S&P 500, for the period July 1st, 2008 to October 31st, 2008, by over 170 basis points and for the period since inception by almost 190 basis points. This was made possible by the portfolio's twin defensive strategies - having a higher allocation in cash and owning large cap dividend paying companies. The best performing sectors in the portfolio for this period were Financials, Consumer Discretionary, and Information Technology. The sectors that contributed the least to active return were Industrials, Energy, and Consumer Staples. The portfolio's balanced exposure to earnings momentum factors as well as value oriented factors like price to earnings, price to cash flow, and dividend yield helped performance.

INVESTMENT CLIMATE AND OUTLOOK

As the market experienced a sharp downturn after the middle of the year, volatility measures reached levels that marked all-time highs. We expect volatility levels to remain high in the near term as the market tries to find a bottom amidst an environment of tight credit, rising unemployment, negative GDP, and a global slowdown. If within the next six months no major financial or industrial company faces a liquidity crisis, we can begin to hope that the current credit crisis is on its last legs. Financial strength will continue to be the overriding factor in choosing stocks for the portfolio. As we move into the end of the year and start looking out to 2009, we are beginning to feel more constructive about the markets. A lot of investor money has been taken out of the system and is waiting in the sidelines, looking for an opportunity to get in. In addition, the liquidity injected in the system by the government is starting to work in easing the credit markets. The fall in oil and gas prices has also acted as a major tax break for the consumer. With the official declaration of recession, the equity markets may be starting to focus on the faint glimmer of light that appears to be visible at the end of the recessionary tunnel.

ISAAC GREEN, CFA
PORTFOLIO MANAGER


-----------------------------
     This letter is intended to assist shareholders in understanding how the Fund performed during the period ended October 31, 2008 and reflects the views of the investment adviser at the time of this writing. Of course these views may change and they do not guarantee the future performance of the Fund or the markets.

                         CORVERUS STRATEGIC EQUITY FUND

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2008
                                   (UNAUDITED)



--------------------------------------------------------------------------------
               Total Returns For The Period Ended October 31, 2008

                                                                     SINCE
                                                                   INCEPTION*
                                                                  ------------
  CLASS I SHARES                                                    (25.40)%
  S&P 500(R) INDEX                                                  (27.30)%
  RUSSELL 1000(R) INDEX                                             (28.75)%
--------------------------------------------------------------------------------


     *    The Fund commenced operations on June 19, 2008.

     THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 1(888) 739-1390. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSE RATIO FOR CLASS I SHARES, AS STATED IN THE CURRENT PROSPECTUS, IS 1.17% OF THE FUND'S AVERAGE DAILY NET ASSETS, WHICH MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED BY THE FUND FOR THE PERIOD COVERED BY THIS REPORT. THE ADVISER HAS CONTRACTUALLY AGREED TO REDUCE ITS FEES OR REIMBURSE THE FUND'S OPERATING EXPENSES IN ORDER TO LIMIT THE TOTAL ANNUAL OPERATING EXPENSES FOR CLASS I SHARES TO 1.00%. TOTAL RETURNS WOULD BE LOWER HAD SUCH FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. THIS AGREEMENT WILL TERMINATE ON APRIL 30, 2011, UNLESS THE TRUST'S BOARD OF TRUSTEES APPROVES AN EARLIER TERMINATION. A 2.00% REDEMPTION FEE APPLIES TO SHARES REDEEMED WITHIN 180 DAYS OF PURCHASE. A REDUCED REDEMPTION FEE OF 1.00%, CALCULATED AS A PERCENTAGE OF THE AMOUNT REDEEMED (USING STANDARD ROUNDING CRITERIA), APPLIES TO SHARES REDEEMED WITHIN 360 DAYS OF PURCHASE BUT AFTER 181 DAYS OF PURCHASE. THE FUND INTENDS TO EVALUATE PERFORMANCE AS COMPARED TO THAT OF THE STANDARD & POOR'S 500(R) COMPOSITE STOCK PRICE INDEX ("S&P 500(R) INDEX") AND THE RUSSELL 1000(R) INDEX. THE S&P 500(R) INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF 500 COMMON STOCKS WHICH ARE GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 1000(R) INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 1,000 LARGEST U.S. STOCKS, REPRESENTING ABOUT 98% OF THE TOTAL CAPITALIZATION OF THE ENTIRE U.S. STOCK MARKET. IT IS IMPOSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                         CORVERUS STRATEGIC EQUITY FUND

                             FUND EXPENSE DISCLOSURE
                                OCTOBER 31, 2008
                                   (UNAUDITED)




     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges or redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested at the beginning of the period from June 19, 2008, commencement of operations, through October 31, 2008 and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                          CORVERUS STRATEGIC EQUITY FUND -- CLASS I SHARES
                                          --------------------------------------------------------------------------------
                                                BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE        EXPENSES PAID
                                                    JUNE 19, 2008*           OCTOBER 31, 2008         DURING PERIOD**
                                          --------------------------------------------------------------------------------
  Actual                                              $1,000.00                 $  746.00                 $3.20
  Hypothetical (5% return before expenses)             1,000.00                  1,014.65                  3.70


-----------------------
*    Commencement of operations.
** Expenses are equal to an annualized expense ratio for the period June 19, 2008 through October 31, 2008 of 1.00% for Class I Shares for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (134), then divided by 365 to reflect the period. The Fund's ending account values on the first line in each table are based on the actual total return since inception for the Fund of (25.40)% for Class I Shares.

                         CORVERUS STRATEGIC EQUITY FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                OCTOBER 31, 2008
                                   (UNAUDITED)



                                 % of Net
                                  Assets         Value
                                -----------    ----------
COMMON STOCKS:
   Financials ..................    15.5%      $ 128,636
   Information Technology ......    14.7         122,533
   Consumer Staples ............    12.7         105,574
   Energy ......................    11.9          98,789
   Health Care .................    11.3          94,194
   Industrials .................     8.5          71,084
   Consumer Discretionary ......     7.7          64,366
   Telecommunication Services ..     3.8          31,223
   Utilities ...................     2.5          20,499
   Materials ...................     2.4          19,731
Short-Term Investment ..........    20.7         172,053
Liabilities in Excess of
Other Assets ...................   (11.7)        (97,222)
                                  ------       ---------
NET ASSETS .....................   100.0%      $ 831,460
                                  ======       =========

--------------------
Portfolio holdings are subject to change at any time.



    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2008
                                   (UNAUDITED)




                                   Number of
                                    Shares          Value
                                  -----------   ------------
COMMON STOCKS -- 91.0%
CONSUMER DISCRETIONARY -- 7.7%
McDonald's Corp. ...............      257       $   14,888
TJX Cos., Inc. (The) ...........      793           21,221
Walt Disney Co. (The) ..........    1,091           28,257
                                                ----------
                                                    64,366
                                                ----------
CONSUMER STAPLES -- 12.7%
Avon Products, Inc. ............      682           16,934
Coca-Cola Co. (The) ............      594           26,172
Procter & Gamble Co. ...........      475           30,656
Wal-Mart Stores, Inc. ..........      570           31,812
                                                ----------
                                                   105,574
                                                ----------
ENERGY -- 11.9%
ConocoPhillips .................      518           26,946
Exxon Mobil Corp. ..............      468           34,688
National Oilwell Varco, Inc.* ..      628           18,771
Occidental Petroleum Corp. .....      331           18,384
                                                ----------
                                                    98,789
                                                ----------
FINANCIALS -- 15.5%
ACE Ltd. .......................      259           14,856
Bank of America Corp. ..........      890           21,511
Cullen Frost Bankers, Inc. .....      297           16,623
Goldman Sachs Group,
   Inc. (The) ..................      109           10,083
JPMorgan Chase & Co. ...........      620           25,575
MetLife, Inc. ..................      517           17,175
Wells Fargo & Co. ..............      670           22,813
                                                ----------
                                                   128,636
                                                ----------
HEALTH CARE -- 11.3%
Genzyme Corp.* .................      315           22,957
Gilead Sciences, Inc.* .........      287           13,159
Johnson & Johnson ..............      537           32,940
St. Jude Medical, Inc.* ........      661           25,138
                                                ----------
                                                    94,194
                                                ----------

                                   Number of
                                    Shares          Value
                                  -----------   ------------
INDUSTRIALS -- 8.5%
3M Co. .........................      274       $   17,618
Bucyrus International, Inc. ....      310            7,480
Fluor Corp. ....................      150            5,990
General Electric Co. ...........      970           18,925
Honeywell International, Inc. ..      692           21,071
                                                ----------
                                                    71,084
                                                ----------
INFORMATION TECHNOLOGY -- 14.7%
Apple, Inc.* ...................      132           14,202
Cisco Systems, Inc.* ...........      580           10,307
Google, Inc.* ..................       47           16,890
Intel Corp. ....................      518            8,288
International Business
   Machines Corp. ..............      208           19,338
Microsoft Corp. ................      630           14,068
Oracle Corp.* ..................    1,236           22,606
QUALCOMM, Inc. .................      440           16,834
                                                ----------
                                                   122,533
                                                ----------
MATERIALS -- 2.4%
Monsanto Co. ...................      143           12,724
United States Steel Corp. ......      190            7,007
                                                ----------
                                                    19,731
                                                ----------
TELECOMMUNICATION SERVICES -- 3.8%
AT&T, Inc. .....................      671           17,963
Embarq Corp. ...................      442           13,260
                                                ----------
                                                    31,223
                                                ----------
UTILITIES -- 2.5%
FirstEnergy Corp. ..............      393           20,499
                                                ----------
   TOTAL COMMON STOCKS
     (Cost $774,200) ...........                   756,629
                                                ----------


    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                       SCHEDULE OF INVESTMENTS (CONCLUDED)
                                OCTOBER 31, 2008
                                   (UNAUDITED)



                                   Number of
                                    Shares          Value
                                  -----------   ------------
SHORT-TERM INVESTMENT -- 20.7%
PNC Bank Money Market
   Account .....................  172,053       $  172,053
                                                ----------
   TOTAL SHORT-TERM
     INVESTMENT
     (Cost $172,053) ...........                   172,053
                                                ----------
   TOTAL INVESTMENTS -- 111.7%
     (Cost $946,253) ...........                   928,682
                                                ----------
LIABILITIES IN EXCESS
   OF OTHER
   ASSETS -- (11.7)% ...........                   (97,222)
                                                ----------
NET ASSETS -- 100.0% ...........                $  831,460
                                                ==========


---------------
* Non-income producing.



    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2008
                                   (UNAUDITED)





ASSETS
   Investments, at value (cost $946,253) ......................     $  928,682
   Receivable for capital shares sold .........................         46,784
   Receivable from Investment Adviser .........................         38,244
   Dividends and interest receivable ..........................            487
   Prepaid expenses and other assets ..........................              3
                                                                    ----------
     Total assets .............................................      1,014,200
                                                                    ----------
LIABILITIES
   Payable for investments purchased ..........................        136,688
   Payable to Trustees and Officers ...........................          3,125
   Accrued expenses ...........................................         42,927
                                                                    ----------
     Total liabilities ........................................        182,740
                                                                    ----------
NET ASSETS ....................................................     $  831,460
                                                                    ==========
NET ASSETS CONSISTED OF:
   Capital stock, $0.01 par value .............................       $  1,114
   Paid-in capital ............................................        855,155
   Undistributed net investment income ........................            366
   Accumulated net realized loss from investments .............         (7,604)
   Net unrealized depreciation on investments .................        (17,571)
                                                                    ----------
     Net assets ...............................................     $  831,460
                                                                    ==========
   Shares outstanding .........................................        111,402
                                                                    ----------
   Net asset value, offering and redemption price per share ...     $     7.46
                                                                    ==========


    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                             STATEMENT OF OPERATIONS





                                                               FOR THE PERIOD
                                                               JUNE 19, 2008*
                                                             TO OCTOBER 31, 2008
                                                                 (UNAUDITED)
                                                            --------------------
INVESTMENT INCOME
   Dividends ..................................................  $    947
                                                                 --------
   Total investment income ....................................       947
                                                                 --------
EXPENSES
   Advisory fees ..............................................       376
   Administration and accounting fees .........................    25,669
   Professional fees ..........................................    19,632
   Transfer agent fees ........................................    15,920
   Registration and filing fees ...............................     6,584
   Custodian fees .............................................     5,417
   Trustees' and officers' fees ...............................     5,382
   Printing and shareholder reporting fees ....................     4,178
   Other expenses .............................................       708
                                                                 --------
     Total expenses before waivers and reimbursements .........    83,866
     Less: waivers and reimbursements .........................   (83,285)
                                                                 --------
     Net expenses .............................................       581
                                                                 --------
   Net investment income ......................................       366
                                                                 --------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
   Net realized loss from investments .........................    (7,604)
   Net unrealized depreciation on investments .................   (17,571)
                                                                 --------
   Net realized and unrealized loss from investments ..........   (25,175)
                                                                 --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........  $(24,809)
                                                                 ========

----------------
*    Commencement of operations.


    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS





                                                              FOR THE PERIOD
                                                              JUNE 19, 2008*
                                                           TO OCTOBER 31, 2008
                                                               (UNAUDITED)
                                                          ---------------------
DECREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ......................................  $    366
   Net realized loss from investments .........................    (7,604)
   Net unrealized depreciation on investments .................   (17,571)
                                                                 --------
   Net decrease in net assets resulting from operations .......   (24,809)
                                                                 --------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL
SHARE TRANSACTIONS(1) .........................................   856,269
                                                                 --------
   Total increase in net assets ...............................   831,460
                                                                 --------
NET ASSETS
   Beginning of period ........................................        --
                                                                 --------
   End of period** ............................................  $831,460
                                                                 ========

-----------------
*    Commencement of operations.
**   Includes undistributed net income of $366.
(1)  See Note 4 in the Notes to Financial Statements.




    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each Class I share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                                               JUNE 19, 2008*
                                                             TO OCTOBER 31, 2008
                                                                (UNAUDITED)
                                                             -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..........................  $  10.00

Net investment income .........................................      0.02
Net realized and unrealized loss on investments ...............     (2.56)
                                                                 --------
Net decrease in net assets resulting from operations ..........     (2.54)
                                                                 --------
Net asset value, end of period ................................  $   7.46
                                                                 ========
Total investment return .......................................    (25.40)%(1)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .....................  $    831
Ratio of expenses to average net assets .......................      1.00%(2)
Ratio of expenses to average net assets without waivers
   and expense reimbursements .................................    144.49%(2)
Ratio of net investment income to average net assets ..........      0.63%(2)
Portfolio turnover rate .......................................     17.43%(3)

-------------------------
*    Commencement of operations.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(2)  Annualized.
(3)  Not annualized.


    The accompanying notes are an integral part of the financial statements.

                         CORVERUS STRATEGIC EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2008
                                   (UNAUDITED)


1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Corverus Strategic Equity Fund (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), which commenced investment operations on June 19, 2008. The Fund is a separate series of FundVantage Trust (the "Trust") which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a "series trust" authorized to issue separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of October 31, 2008, there were three series of the Trust that had commenced investment operations, including the Fund.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     Effective as of the commencement of investment operations on June 19, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     o    Level 1 -- quoted prices in active markets for identical securities

     o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                         CORVERUS STRATEGIC EQUITY FUND

                                OCTOBER 31, 2008
                                   (UNAUDITED)


     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund's assets carried at fair value:

                                                            INVESTMENTS
                                                                IN
VALUATION INPUTS                                            SECURITIES
----------------                                           -------------
Level 1 -- Quoted Prices                                     $ 928,682
Level 2 -- Other Significant Observable Inputs                      --
Level 3 -- Significant Unobservable Inputs                          --
                                                             ---------
Total                                                        $ 928,682
                                                             =========

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a fund's NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

                         CORVERUS STRATEGIC EQUITY FUND

                                OCTOBER 31, 2008
                                  (UNAUDITED)


     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.


2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Piedmont Investment Advisors, LLC ("Piedmont" or the "Adviser"), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.65% of the Fund's average daily net assets. Piedmont has contractually agreed to a reduction of its advisory fee and/or reimbursement of operating expenses in order to limit the Fund's total annual fund operating expenses for Class I Shares to 1.00% of the Fund's average daily net assets through April 30, 2011. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. For the period ended October 31, 2008, investment advisory fees accrued and waived were $376 and fees reimbursed by the Adviser were $82,909. At October 31, 2008, $38,244 is due from the Adviser for reimbursement of other expenses.

     PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly PFPC Inc., a member of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     For providing transfer agent services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     PFPC Trust Company ("PFPC Trust") provides certain custodial services to the Fund. PFPC Trust is a member of The PNC Financial Services Group, Inc. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     PFPC Distributors, Inc. ("PFPC Distributors"), a member of The PNC Financial Services Group, Inc., provides principal underwriting services to the Fund.

     The Trust and PFPC Distributors (the "Underwriter"), are parties to an underwriting agreement dated July 19, 2007. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund's Class A Shares. As of October 31, 2008, the Fund's Class A Shares have not commenced operations.

     As of October 31, 2008, the Fund owed PNC and its affiliates $27,521 for their services.

     Certain employees of PNC are officers of the Trust. They are not compensated by the Fund.

                         CORVERUS STRATEGIC EQUITY FUND

                                OCTOBER 31, 2008
                                   (UNAUDITED)

3.    INVESTMENT IN SECURITIES

     For the period ended October 31, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                                              PURCHASES           SALES
                                            -------------     -------------
     Investment Securities ...............     $820,738          $38,934


4.    CAPITAL SHARE TRANSACTIONS

     From the commencement of operations on June 19, 2008 to October 31, 2008, transactions in capital shares (authorized shares unlimited) were as follows:

                                               SHARES             VALUE
                                            -------------     -------------
     Sales ...............................      121,597         $940,067
     Reinvestments .......................           --               --
     Redemption Fees* ....................           --               28
     Redemptions .........................      (10,195)         (83,826)
                                              ---------         --------
     Net Increase ........................      111,402         $856,269
                                              =========         ========

* There is a 2.00% redemption fee on shares redeemed within the first 180 days of their acquisition and a 1.00% redemption fee on shares redeemed between 181 and 360 days following their acquisition. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

     As of October 31, 2008, the following shareholders held, of record or beneficially, 10% or more of the outstanding shares of the Fund.

                             New York Life for the
                               Benefit of Retirement
                               Plan Shareholders            85.3%
                             Isaac H. Green                 14.7%

5.    FEDERAL TAX INFORMATION

     FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). The Fund's federal tax returns for the current period remain subject to examination by the Internal Revenue Service.

                         CORVERUS STRATEGIC EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                OCTOBER 31, 2008
                                   (UNAUDITED)



     As of October 31, 2008, there were no distributable earnings on a tax basis. The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

     As of October 31, 2008, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

     Federal tax cost                               $ 949,110
                                                    ---------
     Gross unrealized appreciation                     11,825
     Gross unrealized depreciation                    (32,253)
                                                    ---------
     Net unrealized depreciation                    $ (20,428)
                                                    =========

                         CORVERUS STRATEGIC EQUITY FUND

                                OTHER INFORMATION
                                   (UNAUDITED)





PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 739-1390 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.


QUARTERLY PORTFOLIO SCHEDULES

     The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.


SHAREHOLDER VOTING RESULTS


JUNE 4, 2008 SPECIAL MEETING OF SHAREHOLDERS

     A Special Meeting of Shareholders (the "Meeting") of the Trust was held on June 4, 2008 for the following purpose:

     To elect five Trustees to the Board of Trustees of the Trust to hold office until each of their respective successors is duly elected and qualified.

     All Trust shareholders of record at the close of business on March 26, 2008 were entitled to attend or submit proxies. As of the record date, the Trust had 12,975,229.98 shares outstanding. At the Meeting, shareholders elected all five of the nominees. The results of the voting for the proposal were as follows:

                                   FOR        AGAINST     ABSTAIN
     Robert J. Christian        12,602,599    12,296        0
     Iqbal Mansur               12,602,599    12,296        0
     Nicholas M. Marsini, Jr.   12,602,599    12,296        0
     Donald J. Puglisi          12,602,599    12,296        0
     Timothy G. Shack           12,602,599    12,296        0

                         CORVERUS STRATEGIC EQUITY FUND

                                   (UNAUDITED)





EVALUATION OF INVESTMENT ADVISORY AGREEMENT WITH PIEDMONT  INVESTMENT  ADVISORS,
LLC

     At a meeting held on March 28, 2008, the Board of Trustees (the "Board"), including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act (the "Independent Trustees"), unanimously approved an advisory agreement between the Trust and Piedmont. In determining whether to approve the agreement, the Trustees considered information provided by Piedmont in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that Piedmont provided regarding (i) services to be performed for the Fund, (ii) the size and qualifications of Piedmont's portfolio management team, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of the Fund, (iv) how Piedmont will manage the Fund, including a general description of its investment decision-making process, sources of information and investment strategies, (v) investment performance information for similarly managed accounts, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (xi) any litigation, investigation or administrative proceeding which may have a material impact on Piedmont's ability to service the Fund and (x) compliance with federal securities laws and other regulatory requirements. Piedmont also provided its Code of Ethics and proxy voting policy and procedures for the Trustees' review and consideration.

     Piedmont provided information regarding its proposed advisory fee and an analysis of its fee in relation to the services to the Fund, the projected cost of providing such services, any other ancillary benefit resulting from Piedmont's relationship with the Fund, the structure of and the method used to determine the compensation received by a portfolio manager and Piedmont's most recent financial statements.

     The Trustees reviewed the services to be provided to the Fund by Piedmont and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the advisory agreement and that the Fund is likely to benefit from Piedmont's services. They also concluded that Piedmont has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively.

     The Trustees considered the compensation and benefits received by Piedmont in providing services to the Fund. The Trustees concluded that Piedmont's fees from the Fund, in light of the Fund's estimated total expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable assets with similar strategies. The Trustees also concluded that the overall estimated expense ratio of the Fund is reasonable, taking into account the projected size of the Fund and the quality of services to be provided by Piedmont.

     The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that the advisory fee did not include breakpoints at which the advisory fee would decrease as the Fund's assets increased. After discussion, the Board determined that economies of scale should be achieved at higher asset levels for the Fund for the benefit of shareholders and noted that the Trustees would consider the inclusion of breakpoints at a future date.

                         CORVERUS STRATEGIC EQUITY FUND

                                   (UNAUDITED)




     In voting to approve the advisory agreement between the Trust and Piedmont, the Board considered all relevant factors and the information presented to the Board by Piedmont. In arriving at its decision, the Board did not identify any single factor as being of paramount importance, and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that they had received adequate information and were able to conclude that the approval of the advisory agreement between the Trust and Piedmont would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, approved the advisory agreement between the Trust and Piedmont.

                         CORVERUS STRATEGIC EQUITY FUND

                          OTHER INFORMATION (CONCLUDED)

                                 PRIVACY NOTICE



     The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

     We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

     To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

     If you have questions or comments about our privacy practices, please call us at (888) 739-1390.

INVESTMENT ADVISER
Piedmont Investment Advisors, LLC
411 West Chapel Hill Street
Suite 1100
Durham, NC 27701

ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
4th Floor
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

LEGAL COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

[GRAPHIC OMITTED]

                                 [LOGO OMITTED]
                                     LATEEF
                                   INVESTMENT
                                   MANAGEMENT




                                   LATEEF FUND
                                       OF
                                FUNDVANTAGE TRUST

                                 Class I Shares

                                 Class A Shares

                                 Class C Shares





                               SEMI-ANNUAL REPORT

                                October 31, 2008

                                   (Unaudited)





This report is submitted for the general information of the shareholders of the Lateef Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Lateef Fund. Shares of the Lateef Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

                                   LATEEF FUND

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                                OCTOBER 31, 2008
                                   (UNAUDITED)


DEAR LATEEF FUND SHAREHOLDER,

It has been said that if you don't know jewelry, you had better know the jeweler. If you don't know the four "Cs" of diamonds -- carat, cut, color and clarity -- then you had better know a jeweler that you can rely on for trust and competence. The same is true for investing in this unprecedented, tumultuous, chaotic, and revealing stock market. This quarter witnessed the sobering demise of stand-alone, formerly well-regarded companies, such as Fannie Mae, Freddie Mac, AIG, Lehman, Washington Mutual and Wachovia. Each company failed the three "Cs" test of viable financial companies: capital, credit, and credibility. They failed to have adequate levels of capital, lost access to daily funding, engaged in unsound lending, and lost control over risk management. The combination of enormous leverage and opaque high risk investments in toxic subprime mortgages concerned us enough to avoid these companies and have proved to be their undoing.

The financial fallout from the mismanagement of risk is unprecedented, massive and far reaching. The initial cost of the government's rescue plan of $700 billion is as much as the cumulative cost of the Iraq war. Wall Street brokerage firms have scrapped their business models and have had to convert to commercial banks. The U.S. Treasury Department decided to offer a temporary guarantee program for certain money market funds in order to help prevent panic redemptions. The virus of over $500 billion (and counting) in write-offs related to subprime mortgage loans has paralyzed credit markets and increased the cost of lending in a manner where Wall Street has infected Main Street. Consequently, many nonfinancial businesses that rely on credit for ongoing operations are stalled.

Still, misperception, pessimism and uncertainty abound. Daily headlines warn of a deepening financial crisis; rumors of another once-heralded company desperately rushing to the arms of a suitor to avert bankruptcy; and, of course, the latest round of the pre-election slugfest. Stock market investors, who typically abhor ambiguity, responded in a predictable fashion with the S&P 500(R) Index declining 16.8% in the month of October - one of the worst months in financial market history, 23.1% during the last quarter, and 32.8% year-to-date through October. The Lateef Fund Class I Shares declined 13.9% in October, 14.4% in the last quarter, and 23.3% year-to-date through October. The annualized, since inception (September 6, 2007) return of the Fund was -24.9% versus the S&P 500's -29.3%(1). We are gratified that many of the stock prices of companies held by the Fund have sharply rebounded as investors begin to recognize their earnings power and resiliency, and differentiate them from weaker competitors. As we discussed in our last quarterly letter to shareholders, our concerns of a speculative bubble in energy prices were validated by the 50%+ drop in oil since June 30, 2008; in addition, our lack of energy and commodity exposure in the Fund helped our performance during the quarter.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE SO THAT WHEN AN INVESTOR'S SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-866-499-2151 OR VISIT OUR WEB SITE AT WWW.LATEEF.COM.

                                   LATEEF FUND

                                OCTOBER 31, 2008
                                   (UNAUDITED)


The legendary dean of worldwide value investing, and gentleman in life, Sir John Templeton, sadly passed away at 95 on July 8th. He presciently advocated "buying at the point of maximum pessimism...knowing in advance you are going to have to live through bear markets and business recessions, you prepare yourself financially...you don't have debt because you might get wiped out at the wrong time...In all my 53 years of investment counsel there's never been a year without problems, but for every problem we have ten blessings. You only hear about the shocking things. So please don't be discouraged by the shocking and horrible things that you are flooded with. Take the time to find out what the underlying facts are." We couldn't agree more.
We would like to highlight a few relevant facts.

    o The Fund holdings are not "the market." Our investments are carefully researched and selected on a case-by-case basis based on the durability of their competitive advantage, the sustainability of their high return on capital potential. The Fund is positioned with leadership companies that we believe can control their economic destiny, have pricing power and are capable of prospering and growing through this economic slowdown. We continue to avoid brokers or banks, or any company directly related to the subprime epidemic.

    o Our time tested investment discipline is based on understanding what we own and avoiding companies with excessive debt. We have a disciplined process to manage both business risk and price risk that seeks to avoid permanent loss of capital. In contrast to the failed companies, the companies held by the Fund have had clean balance sheets, generated free cash flow, and have not invested in subprime mortgages.

    o The Fund holdings have generated free cash flow (cash income exceeds all working capital and capital spending needs).

    o In fact, 90% of the companies held by the Fund have repurchased their own stock in the last year or are committed to do so imminently. Only Berkshire Hathaway and Nasdaq OMX Group are not buyers of their stock as they have their hands full with large value creating investments and acquisitions.

    o Our experience has taught us that stock prices track earnings/cash flow growth over time. In the first half of 2008, our Fund holdings generated 14% earnings growth compared to a decline of 28% for the S&P 500(R).

    o Many of the companies held by the Fund have no debt and most that do have some debt, have generated enough free cash flow to retire their debt in only two years.

    o As part of our ongoing due-diligence, we have personally met in the last six months with senior management of all of the companies held by the Fund, many several times, and fully one-half in the month of September alone. We have also met with many of their competitors, distributors or customers to assure ourselves the solidarity of the competitive advantages of the companies held by the Fund.

                                   LATEEF FUND

                                OCTOBER 31, 2008
                                   (UNAUDITED)


In times of market distress, our leadership companies are often able to take advantage of, and ultimately benefit from, economic turmoil. Berkshire Hathaway has opportunistically invested $28 billion this year in mispriced and capital starved opportunities. Berkshire announced an agreement in September to acquire Constellation Energy Group (CEG) for $4.7 billion or $26.50/share. Just 5 days earlier, CEG was trading at $58/share and in January of 2008, the stock was over $100/share. Constellation had $21 billion of sales last year and owns a large fleet of power plants in the eastern U.S. including Baltimore Gas & Electric. It derives 20% of its earnings from a commodities trading business and fears over its liquidity needs hammered its stock. BRK is buying Constellation for 5x consensus earnings for 2008. Berkshire also announced in September an investment of $5 billion in Goldman Sachs for a perpetual 10% preferred stock and Berkshire has a 5 year option to buy $5 billion of common stock, representing 8% of Goldman, at $115/share, or 9x the 2008 consensus earnings. On October 1, Berkshire announced a $3 billion investment in GE for a 10% perpetual preferred stock and a 3 year option to buy $3 billion of common stock at $22.25/share, which is 11x the expected 2008 earnings. The Constellation, Goldman and GE investments were uniquely suited to Berkshire's ability to commit capital in a size and timeliness that no one else can. This highlights a key competitive advantage of Berkshire.

Costco announced that they will offer branded merchandise this holiday season that had not been previously available at Costco. Soft sales in full priced luxury stores have motivated luxury brands to unload surplus inventory at lower prices to warehouse clubs. Most brands remain with Costco after they experience the high velocity of sales at Costco. New brands include: Schwinn, O'Neill, See's, Sony, Waterford, Callaway, NordicTrack, Herman Miller, Tag Heuer, Yamaha, Godiva, and Tumi. Costco also offers a tremendous recurring revenue stream as 2/3rds of their pre-tax earnings come from annual membership fees, which renew at an 87% rate.

Colgate raised prices for its toothpaste in the U.S. by 9% this Fall to offset sharp increases in its oil-based raw material costs, and market shares continue to increase, as a testament to its brand power.

We have taken advantage of the volatility in the market to add Scripps Networks Interactive (SNI), Visa (V) and EMC Corp. to the Fund. We recently sold our position in Paychex (PAYX) and trimmed a portion of our Apollo investment due to its recent appreciation, in order to make room for new positions. Scripps Networks owns cable TV channels including Food Network and HGTV, and was recently spun-off from E.W. Scripps to allow it to thrive unencumbered by the E.W. Scripps legacy newspaper business. Both Scripps and Visa began trading as separate public companies this year. We believe that as Visa continues its transition from a not-for-profit to a for-profit enterprise, they will realize more operating efficiencies, and potential earnings growth may be better than expected. EMC is a leader in the industry of data management and storage which has grown at an exceptional rate due to the proliferation of video over the internet. When adjusted for its excess cash and a publicly held investment, EMC is priced at just 10x earnings.

                                   LATEEF FUND

               SEMI-ANNUAL INVESTMENT ADVISER'S REPORT (CONCLUDED)
                                OCTOBER 31, 2008
                                   (UNAUDITED)


In summary, while we have seen the stock prices of our companies drop this year, we believe this has been the result of a dislocation between stock price and intrinsic value, as opposed to a deterioration of the underlying value of our holdings. The Fund outperformed the S&P 500(R) last quarter, after the market digested second quarter earnings. We believe this trend may continue as the market identifies companies with enduring value, and subsequently we believe a flight to quality will occur. Like the jeweler, we remain diligent in distinguishing the "cubic zirconia" from precious gems in the marketplace and remain focused on our time-tested process.

Thank you for entrusting us with your confidence. We appreciate your support and look forward to communicating with you in the future.


Lateef Investment Management



---------------------------------
    THIS LETTER IS INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING HOW THE FUND PERFORMED DURING THE PERIOD ENDED OCTOBER 31, 2008 AND REFLECTS THE VIEWS OF THE INVESTMENT ADVISER AT THE TIME OF THIS WRITING. OF COURSE THESE VIEWS MAY CHANGE AND THEY DO NOT GUARANTEE THE FUTURE PERFORMANCE OF THE FUND OR THE MARKETS.

(1) FOR PURPOSES OF THIS LETTER, WE UTILIZED THE INVESTMENT RETURNS FOR LATEEF FUND INSTITUTIONAL CLASS I SHARES (TICKER: LIMIX). THE ONLY DIFFERENCE IN SHAREHOLDER RETURNS IS THE EXPENSE RATIO, WHICH VARIES BY CLASS OF SHARES. DISCUSSION OF PARTICULAR FUND HOLDINGS IS NOT INTENDED AS A RECOMMENDATION TO BUY, HOLD OR SELL THOSE SECURITIES. THE FUND'S PORTFOLIO COMPOSITION MAY CHANGE AT ANY TIME. VISIT WWW.LATEEF.COM TO SEE THE FUND'S MOST RECENTLY PUBLISHED TOP 10 HOLDINGS LIST.

                                   LATEEF FUND

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2008
                                  (UNAUDITED)


--------------------------------------------------------------------------------
               Total Returns For The Period Ended October 31, 2008


                                           SIX         ONE           SINCE
                                          MONTHS       YEAR        INCEPTION*
                                          ------       ----        ----------
CLASS I SHARES                           (23.27)%     (32.06)%     (24.88)%
A SHARES (WITH LOAD)                     (27.21)%     (35.67)%     (28.37)%
CLASS C SHARES                           (23.85)%     (32.92)%     (25.83)%
RUSSELL (3000)(R) INDEX                  (29.70)%     (36.60)%     (29.72)%
S&P 500(R) INDEX                         (29.28)%     (36.10)%     (29.30)%
--------------------------------------------------------------------------------

* The Fund commenced operations on September 6, 2007.


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 1(866) 499-2151. THE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

THE RETURNS SHOWN FOR CLASS A SHARES REFLECT A DEDUCTION FOR THE MAXIMUM FRONT-END SALES CHARGE OF 5.00%. ALL OF THE FUND'S SHARE CLASSES APPLY A 2.00% FEE TO THE VALUE OF SHARES REDEEMED WITHIN 120 DAYS OF PURCHASE. THIS REDEMPTION FEE IS NOT REFLECTED IN THE RETURNS SHOWN ABOVE. THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, ARE 1.61% FOR CLASS I, 1.86% FOR CLASS A, AND 2.61% FOR CLASS C. THESE RATES CAN FLUCTUATE AND MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED BY THE FUND FOR THE PERIOD COVERED BY THIS REPORT.

THE FUND INTENDS TO EVALUATE PERFORMANCE AS COMPARED TO THAT OF THE STANDARD & POOR'S(R) 500 COMPOSITE PRICE INDEX ("S&P 500(R)") AND THE RUSSELL 3000(R) INDEX. THE S&P 500(R) IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF 500 COMMON STOCKS WHICH ARE GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 3000(R) INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. STOCKS, REPRESENTING ABOUT 98% OF THE TOTAL CAPITALIZATION OF THE ENTIRE U.S. STOCK MARKET. IT IS IMPOSSIBLE TO INVEST DIRECTLY IN AN INDEX.



                  Shares of the Lateef Fund are distributed by PFPC Distributors, Inc., King of Prussia, PA

                                   LATEEF FUND

                             FUND EXPENSE DISCLOSURE
                                OCTOBER 31, 2008
                                   (UNAUDITED)


     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges or redemption fees; and (2) ongoing costs, including management fees and other Fund expenses.

     These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2008 through October 31, 2008, and held for the entire period.


ACTUAL EXPENSES

     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                   LATEEF FUND

                       FUND EXPENSE DISCLOSURE (CONCLUDED)
                                OCTOBER 31, 2008
                                  (UNAUDITED)


                                                                               LATEEF FUND
                                                -----------------------------------------------------------------
                                                BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE    EXPENSES PAID
                                                      MAY 1, 2008            OCTOBER 31, 2008      DURING PERIOD*
                                                -----------------------    --------------------    --------------
Class I Shares
  Actual                                               $1,000.00                $  767.30             $  7.35
  Hypothetical (5% return before expenses)              1,000.00                 1,016.78                8.42

Class A Shares
  Actual                                               $1,000.00                $  766.00             $  8.46
  Hypothetical (5% return before expenses)              1,000.00                 1,015.51                9.70

Class C Shares
  Actual                                               $1,000.00                $  761.50              $11.77
  Hypothetical (5% return before expenses)              1,000.00                 1,011.68               13.53


----------
* Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2008 of 1.65%, 1.90%, and 2.65% for Class I, Class A, and Class C Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund's ending account values on the first line in each table are based on the actual six-month total returns for the Fund of (23.27)%, (23.40)%, and (23.85)% for Class I, Class A, and Class C Shares, respectively.

                                   LATEEF FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                OCTOBER 31, 2008
                                   (UNAUDITED)


                                               % of Net
                                                Assets         Value
                                               --------      -----------
COMMON STOCKS:
   Consumer Services........................      16.2%      $13,034,203
   Diversified Financials...................      14.6        11,794,553
   Broadcasting.............................      11.6         9,397,607
   Retail...................................       9.5         7,653,904
   Insurance................................       8.2         6,620,160
   Business Services........................       7.4         6,004,690
   Cosmetics & Personal Care................       5.2         4,173,352
   Transportation...........................       5.0         4,039,164
   Aerospace & Defense......................       4.5         3,607,438
   Health Care Products.....................       4.5         3,650,491
   Information Technology...................       4.4         3,593,465
Short-Term Investment.......................      15.6        12,585,084
Liabilities in Excess of Other Assets ......      (6.7)       (5,417,897)
                                                 -----       -----------
NET ASSETS..................................     100.0%      $80,736,214
                                                 =====       ===========

---------------------------------
Portfolio holdings are subject to change at any time.


    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2008
                                   (UNAUDITED)


                                                 Number of
                                                   Shares           Value
                                                 ----------      -----------
COMMON STOCKS -- 91.1%
Aerospace & Defense -- 4.5%
Rockwell Collins, Inc. .............                96,896       $ 3,607,438
                                                                 -----------
BROADCASTING -- 11.6%
Liberty Global, Inc.,
   Class A* ........................               141,770         2,337,787
Scripps Networks Interactive,
   Inc., Class A ...................               111,804         3,175,234
Walt Disney Co. (The) ..............               149,984         3,884,586
                                                                 -----------
                                                                   9,397,607
                                                                 -----------
BUSINESS SERVICES -- 7.4%
Automatic Data Processing,
   Inc. ............................               171,808         6,004,690
                                                                 -----------
CONSUMER SERVICES -- 16.2%
Apollo Group, Inc.* ................                80,586         5,601,533
Ecolab, Inc. .......................                96,901         3,610,531
Visa, Inc., Class A ................                69,054         3,822,139
                                                                 -----------
                                                                  13,034,203
                                                                 -----------
COSMETICS & PERSONAL CARE -- 5.2%
Colgate-Palmolive Co. ..............                66,497         4,173,352
                                                                 -----------
DIVERSIFIED FINANCIALS -- 14.6%
Affiliated Managers Group,
   Inc.* ...........................                55,135         2,557,161
American Express Co. ...............               118,481         3,258,228
NASDAQ OMX Group (The)* ............               184,201         5,979,164
                                                                 -----------
                                                                  11,794,553
                                                                 -----------
HEALTH CARE PRODUCTS -- 4.5%
DENTSPLY International, Inc. .......               120,161         3,650,491
                                                                 -----------
INFORMATION TECHNOLOGY -- 4.4%
EMC Corp.* .........................               305,048         3,593,465
                                                                 -----------
INSURANCE -- 8.2%
Berkshire Hathaway, Inc.* ..........                 1,724         6,620,160
                                                                 -----------
RETAIL -- 9.5%
Costco Wholesale Corp. .............                65,169         3,715,285
Starbucks Corp.* ...................               299,971         3,938,619
                                                                 -----------
                                                                   7,653,904
                                                                 -----------


                                                 Number of
                                                   Shares           Value
                                                 ----------      -----------

TRANSPORTATION -- 5.0%
Expeditors International of
   Washington, Inc. ................               123,711       $ 4,039,164
                                                                 -----------
   TOTAL COMMON STOCKS
     (Cost $96,561,242) ............                              73,569,027
                                                                 -----------

SHORT-TERM INVESTMENT -- 15.6%
PNC Bank Money Market
   Account .........................            12,585,084        12,585,084
                                                                 -----------
   TOTAL SHORT-TERM
     INVESTMENT
     (Cost $12,585,084) ............                              12,585,084
                                                                 -----------
   TOTAL INVESTMENTS -- 106.7%
      (Cost $109,146,326) ..........                              86,154,111

LIABILITIES IN EXCESS
   OF OTHER
   ASSETS -- (6.7)% ................                              (5,417,897)
                                                                 -----------
NET ASSETS -- 100.0% ...............                             $80,736,214
                                                                 ===========


----------
* Non-income producing.


    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2008
                                   (UNAUDITED)


ASSETS
   Investments, at value (cost $109,146,326)...................   $ 86,154,111
   Receivable for capital shares sold..........................        311,177
   Dividends and interest receivable...........................         50,752
   Prepaid expenses and other assets...........................        118,344
                                                                  ------------
     Total assets..............................................     86,634,384
                                                                  ------------
LIABILITIES
   Payable for investments purchased...........................      5,290,267
   Payable for capital shares redeemed.........................        479,959
   Payable to Adviser..........................................         68,335
   Accrued expenses............................................         59,609
                                                                  ------------
     Total liabilities.........................................      5,898,170
                                                                  ------------
NET ASSETS.....................................................   $ 80,736,214
                                                                  ============
NET ASSETS CONSISTED OF:
   Capital stock, $0.01 par value..............................   $    112,836
   Paid-in capital.............................................    113,606,929
   Accumulated net investment loss.............................       (537,735)
   Accumulated net realized loss from investments..............     (9,453,601)
   Net unrealized depreciation on investments..................    (22,992,215)
                                                                  ------------
   Net assets..................................................   $ 80,736,214
                                                                  ============
CLASS I:
   Net asset value, offering and redemption price per share
     ($25,196,452/3,503,002 outstanding shares)................   $       7.19
                                                                  ============
CLASS A:
   Net asset value and redemption price per share
     ($34,462,247/4,808,308 outstanding shares)................   $       7.17
                                                                  ============
   Offering price per share (100/95 of $7.17)..................   $       7.55
                                                                  ============
CLASS C:
   Net asset value, offering and redemption price per share
     ($21,077,515/2,972,295 outstanding shares)................   $       7.09
                                                                  ============


    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                             STATEMENT OF OPERATIONS





                                                                                     FOR THE
                                                                                 SIX MONTHS ENDED
                                                                                 OCTOBER 31, 2008
                                                                                    (UNAUDITED)
                                                                                 ----------------
INVESTMENT INCOME
   Dividends.................................................................      $    423,038
                                                                                   ------------
   Total investment income...................................................           423,038
                                                                                   ------------
EXPENSES
   Advisory fees.............................................................           473,648
   Transfer agent out of pocket fees.........................................            96,777
   Distribution fees (Class C)...............................................            95,997
   Administration and accounting fees........................................            71,173
   Distribution fees (Class A)...............................................            54,565
   Registration and filing fees..............................................            39,404
   Shareholder servicing fees (Class C)......................................            31,999
   Professional fees.........................................................            28,868
   Trustees' and officers' fees..............................................            25,305
   Printing and shareholder reporting fees...................................            18,227
   Custodian transaction and out of pocket fees..............................             2,176
   Other expenses............................................................            22,634
                                                                                   ------------
     Total expenses..........................................................           960,773
                                                                                   ------------
   Net investment loss.......................................................          (537,735)
                                                                                   ------------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS:
   Net realized loss from investments........................................        (8,655,626)
   Net change in unrealized appreciation/(depreciation) on investments.......       (15,633,371)
                                                                                   ------------
   Net realized and unrealized loss from investments.........................       (24,288,997)
                                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................      $(24,826,732)
                                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                               FOR THE
                                                                           SIX MONTHS ENDED           FOR THE PERIOD
                                                                           OCTOBER 31, 2008         SEPTEMBER 6, 2007*
                                                                              (UNAUDITED)            TO APRIL 30, 2008
                                                                           ----------------         ------------------
DECREASE IN NET ASSETS FROM OPERATIONS
   Net investment loss................................................       $   (537,735)             $   (182,631)
   Net realized loss from investments.................................         (8,655,626)                 (796,055)
   Net change in unrealized appreciation/(depreciation)
     on investments...................................................        (15,633,371)               (7,358,844)
                                                                             ------------              ------------
   Net decrease in net assets resulting from operations...............        (24,826,732)               (8,337,530)
                                                                             ------------              ------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Tax return of capital:
     Class I..........................................................                 --                   (15,542)
     Class A..........................................................                 --                   (15,052)
     Class C..........................................................                 --                      (488)
                                                                             ------------              ------------
   Total tax return of capital........................................                 --                   (31,082)
                                                                             ------------              ------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL
SHARE TRANSACTIONS(1).................................................          4,895,937               109,035,621
                                                                             ------------              ------------
   Total increase/(decrease) in net assets............................        (19,930,795)              100,667,009
                                                                             ------------              ------------
NET ASSETS
   Beginning of period................................................        100,667,009                        --
                                                                             ------------              ------------
   End of period**....................................................       $ 80,736,214              $100,667,009
                                                                             ============              ============

----------------
*   Commencement of operations.
** Includes accumulated net investment loss of $537,735 for the six months ended October 31, 2008.
(1) See Note 4 in the Notes to Financial Statements.


    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                               CLASS I
                                                                              -----------------------------------------
                                                                                  FOR THE
                                                                              SIX MONTHS ENDED         FOR THE PERIOD
                                                                              OCTOBER 31, 2008       SEPTEMBER 6, 2007*
                                                                                 (UNAUDITED)          TO APRIL 30, 2008
                                                                              ----------------       ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.................................             $  9.37                   $ 10.00

Net investment loss..................................................               (0.03)                       --**
Net realized and unrealized loss on investments......................               (2.15)                    (0.62)
                                                                                  -------                   -------
Net decrease in net assets resulting from operations.................               (2.18)                    (0.62)
                                                                                  -------                   -------
Dividends to shareholders from:
Tax return of capital................................................                  --                     (0.01)
                                                                                  -------                   -------
Net asset value, end of period.......................................             $  7.19                   $  9.37
                                                                                  =======                   =======
Total investment return..............................................              (23.27)%(1)                (6.23)%(1)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)............................             $25,196                   $26,556
Ratio of expenses to average net assets..............................                1.65%(2)                  1.80%(2)
Ratio of net investment income to average net assets.................               (0.76)%(2)                 0.00%(2)
Portfolio turnover rate..............................................               18.44%(3)                 16.00%(3)

----------------
*   Commencement of operations.
**  Amount is less than $0.01 per share.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(2) Annualized.
(3) Not annualized.


    The accompanying notes are an integral part of the financial statements.

                                  LATEEF FUND

                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------



                                                                                               CLASS A
                                                                              -----------------------------------------
                                                                                  FOR THE
                                                                              SIX MONTHS ENDED         FOR THE PERIOD
                                                                              OCTOBER 31, 2008       SEPTEMBER 6, 2007*
                                                                                 (UNAUDITED)          TO APRIL 30, 2008
                                                                              ----------------       ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.................................             $  9.36                   $ 10.00

Net investment loss..................................................               (0.04)                    (0.01)
Net realized and unrealized loss on investments......................               (2.15)                    (0.63)
                                                                                  -------                   -------
Net decrease in net assets resulting from operations.................               (2.19)                    (0.64)
                                                                                  -------                   -------
Dividends to shareholders from:
Tax return of capital................................................                  --                        --**
                                                                                  -------                   -------
Net asset value, end of period.......................................             $  7.17                   $  9.36
                                                                                  =======                   =======
Total investment return..............................................              (23.40)%(1)                (6.37)%(1)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)............................             $34,462                   $46,944
Ratio of expenses to average net assets..............................                1.90%(2)                  2.05%(2)
Ratio of net investment income to average net assets.................               (1.00)%(2)                (0.23)%(2)
Portfolio turnover rate..............................................               18.44%(3)                 16.00%(3)

----------------
*   Commencement of operations.
**  Amount is less than $0.01 per share.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.00%. If reflected, the return would be lower.
(2) Annualized.
(3) Not annualized.


    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------




                                                                                               CLASS C
                                                                              -----------------------------------------
                                                                                  FOR THE
                                                                              SIX MONTHS ENDED         FOR THE PERIOD
                                                                              OCTOBER 31, 2008       SEPTEMBER 6, 2007*
                                                                                 (UNAUDITED)          TO APRIL 30, 2008
                                                                              ----------------       ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.................................             $  9.31                   $ 10.00

Net investment loss..................................................               (0.07)                    (0.06)
Net realized and unrealized loss on investments......................               (2.15)                    (0.63)
                                                                                  -------                   -------
Net decrease in net assets resulting from operations.................               (2.22)                    (0.69)
                                                                                  -------                   -------
Dividends to shareholders from:
Tax return of capital................................................                  --                        --**
                                                                                  -------                   -------
Net asset value, end of period.......................................             $  7.09                   $  9.31
                                                                                  =======                   =======
Total investment return..............................................              (23.85)%(1)                (6.90)%(1)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)............................             $21,078                   $27,167
Ratio of expenses to average net assets..............................                2.65%(2)                  2.80%(2)
Ratio of net investment income to average net assets.................               (1.75)%(2)                (0.98)%(2)
Portfolio turnover rate..............................................               18.44%(3)                 16.00%(3)

----------------
*   Commencement of operations.
**  Amount is less than $0.01 per share.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(2) Annualized.
(3) Not annualized.


    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2008
                                   (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Lateef Fund (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), which commenced investment operations on September 6, 2007. The Fund is a separate series of FundVantage Trust (the "Trust") which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a "series trust" authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of October 31, 2008, there were three series of the Trust that had commenced investment operations, including the Fund. The Fund offers separate classes of shares, Class I, Class A, and Class C Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge ("CDSC") may be applicable to the purchase of Class A shares made on or after October 10, 2008. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of 1.00% may be imposed on full or partial redemptions within eighteen months of purchase of Class A shares where (i) $1 million or more of Class A shares were purchased without an initial sales charge and (ii) the Underwriter paid a commission to the selling broker-dealer for such sale.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

                                   LATEEF FUND

                                OCTOBER 31, 2008
                                   (UNAUDITED)


     Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     o  Level 1 -- quoted prices in active markets for identical securities

     o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund's assets carried at fair value:

                                                                  INVESTMENTS
                                                                      IN
           VALUATION INPUTS                                       SECURITIES
           ----------------                                       -----------
           Level 1 -- Quoted Prices                               $86,154,111
           Level 2 -- Other Significant Observable Inputs                 --
           Level 3 -- Significant Unobservable Inputs                     --
                                                                  -----------
           Total                                                  $86,154,111
                                                                  ===========

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a fund's NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

                                   LATEEF FUND

                                OCTOBER 31, 2008
                                   (UNAUDITED)


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     CREDIT RISK AND ASSET CONCENTRATIONS -- The Fund may invest a high percentage of its assets in specific sectors of the market in pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.


2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Lateef Investment Management, L.P. ("Lateef" or the "Adviser"), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets under $500 million; 0.95% of the Fund's average daily net assets of $500 million or more but less than $1 billion; and 0.90% of the Fund's average daily net assets of $1 billion and over. Each class of shares of the Fund pays its respective pro-rata portion of the advisory fee payable by the Fund. As of October 31, 2008, investment advisory fees owed to the Adviser are $68,335.

     PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly PFPC Inc., a member of The PNC Financial Services Group, Inc., serves as administrator for the Fund. Administration and accounting fees accrued also include Transfer Agent and Dividend Disbursing Agent fees, Custodian fees and Administration Service fees. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

                                   LATEEF FUND

                                OCTOBER 31, 2008
                                   (UNAUDITED)


     For providing transfer agent services, PNC is entitled to receive out of pocket expenses.

     PFPC Trust Company ("PFPC Trust") provides certain custodial services to the Fund. PFPC Trust is a member of The PNC Financial Services Group, Inc.

     PFPC Distributors, Inc. ("PFPC Distributors"), a member of The PNC Financial Services Group, Inc., provides principal underwriting services to the Fund.

     The Trust and PFPC Distributors (the "Underwriter"), are parties to an underwriting agreement dated July 19, 2007. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 0.75%, respectively, on an annualized basis of the average daily net assets of the Fund's Class A and Class C Shares.

     As of October 31, 2008, the Fund owed PNC and its affiliates $37,771 for their services.

     The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Class C Shares in the Fund. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class C Shares in consideration for payment of a fee of 0.25% on an annual basis, based on Class C Shares average daily net assets.

     Certain employees of PNC are officers of the Trust. They are not compensated by the Fund.


3.   INVESTMENT IN SECURITIES

     For the six months ended October 31, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                                                    PURCHASES         SALES
                                                   -----------     -----------
     Investment Securities......................   $43,630,321     $14,157,486

                                   LATEEF FUND

                                OCTOBER 31, 2008
                                  (UNAUDITED)


4.   CAPITAL SHARE TRANSACTIONS

     For the periods September 6, 2007 (commencement of operations) to April 30, 2008 and the six months ended October 31, 2008, transactions in capital shares (authorized shares unlimited) were as follows:


                                                       FOR THE SIX MONTHS                         FOR THE PERIOD
                                                              ENDED                             SEPTEMBER 6, 2007*
                                                        OCTOBER 31, 2008                        TO APRIL 30, 2008
                                                    SHARES             VALUE                SHARES            VALUE
                                                  ----------        ------------           ---------       -----------
 Class I Shares:
     Sales..................................       1,885,748        $ 15,817,598           3,301,988       $33,155,617
     Reinvestments..........................              --                  --               1,344            14,015
     Redemption Fees**......................              --               3,735                  --            16,848
     Redemptions............................      (1,216,695)        (10,351,425)           (469,383)       (4,497,654)
                                                  ----------        ------------           ---------       -----------
     Net Increase...........................         669,053        $  5,469,908           2,833,949       $28,688,826
                                                  ==========        ============           =========       ===========
 Class A Shares:
     Sales .................................       1,032,473        $  8,887,107           5,411,595       $54,701,825
     Reinvestments .........................              --                  --               1,376            14,336
     Redemption Fees**......................              --               6,519                  --            32,722
     Redemptions ...........................      (1,239,016)        (10,109,818)           (398,120)       (3,800,133)
                                                  ----------        ------------           ---------       -----------
     Net Increase/(Decrease)................        (206,543)       $ (1,216,192)          5,014,851       $50,948,750
                                                  ==========        ============           =========       ===========
 Class C Shares:
     Sales..................................         430,650        $  3,712,077           3,025,546       $30,429,203
     Reinvestments..........................              --                  --                  45               466
     Redemption Fees**......................              --               3,850                  --            17,288
     Redemptions ...........................        (375,114)         (3,073,706)           (108,832)       (1,048,912)
                                                  ----------        ------------           ---------       -----------
     Net Increase...........................          55,536        $    642,221           2,916,759       $29,398,045
                                                  ==========        ============           =========       ===========

*   Commencement of operations.
** There is a 2.00% redemption fee on shares redeemed which have been held 120 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

     As of October 31, 2008, the following shareholder held, of record or beneficially, 10% or more of the outstanding shares of the Fund.

                            SEI Private Trust Co. 14%

                                   LATEEF FUND

                                OCTOBER 31, 2008
                                  (UNAUDITED)


5.   FEDERAL TAX INFORMATION

     Effective April 30, 2008, the Fund adopted FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). The Fund's federal tax return for the prior period remains subject to examination by the Internal Revenue Service.

     For the fiscal year ended April 30, 2008, the tax character of distributions paid by the Fund was $31,082 return of capital. Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

     As of April 30, 2008, there were no distributable earnings on a tax basis. The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

     At October 31, 2008, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

     Federal tax cost                                  $109,146,326
                                                       ------------
     Gross unrealized appreciation                        1,224,515
     Gross unrealized depreciation                      (24,216,730)
                                                       ------------
     Net unrealized depreciation                       $(22,992,215)
                                                       ============


     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended April 30, 2008, the Fund incurred post October capital losses of $797,975 that will be deferred to the fiscal year ended April 30, 2009.

                                   LATEEF FUND

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                OCTOBER 31, 2008
                                   (UNAUDITED)


6.   NEW ACCOUNTING PRONOUNCEMENTS

     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivative instruments and hedging activities are accounted for, and how derivative instruments and related hedging activities affect a fund's financial performance and financial position. Management is currently evaluating the impact of SFAS 161 on the Funds' financial statement disclosures, if any.

                                   LATEEF FUND

                                OTHER INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(866) 499-2151 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.


QUARTERLY PORTFOLIO SCHEDULES

     The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.


SHAREHOLDER VOTING RESULTS
JUNE 4, 2008 SPECIAL MEETING OF SHAREHOLDERS

     A Special Meeting of Shareholders (the "Meeting") of the Trust was held on June 4, 2008 for the following purpose:

     To elect five Trustees to the Board of Trustees of the Trust to hold office until each of their respective successors is duly elected and qualified.

     All Trust shareholders of record at the close of business on March 26, 2008 were entitled to attend or submit proxies. As of the record date, the Trust had 12,975,229.98 shares outstanding. At the Meeting, shareholders elected all five of the nominees. The results of the voting for the proposal were as follows:

                                         FOR             AGAINST         ABSTAIN

     Robert J. Christian              12,602,599         12,296             0

     Iqbal Mansur                     12,602,599         12,296             0

     Nicholas M. Marsini, Jr.         12,602,599         12,296             0

     Donald J. Puglisi                12,602,599         12,296             0

     Timothy G. Shack                 12,602,599         12,296             0

INVESTMENT ADVISER
Lateef Investment Management, L.P.
300 Drakes Landing Road
Suite 100
Greenbrae, CA 94904

ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
4th Floor
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

LEGAL COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

================================================================================


                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                              OF FUNDVANTAGE TRUST
                              INSTITUTIONAL CLASS

                                 [LOGO OMITTED]

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2008
                                  (UNAUDITED)









This report is submitted for the general information of the shareholders of the MBIA Municipal Bond Inflation Protection Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the MBIA Municipal Bond Inflation Protection Fund. Shares of the MBIA Municipal Bond Inflation Protection Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.


================================================================================

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                                OCTOBER 31, 2008
                                  (UNAUDITED)


DEAR FUND SHAREHOLDER,

We thank you for your investment in the MBIA MUNICIPAL BOND INFLATION PROTECTION FUND (the "Fund"). This report covers performance for the period from April 30, 2008 through October 31, 2008.

MBIA-CMC is part of the MBIA Asset Management Group ("MBIA"), which manages fixed-income products with a total value of approximately $49 billion as of October 31, 2008. MBIA's parent company, MBIA, Inc., is listed on the New York Stock Exchange and is a component of the S&P 500 Index.

FISCAL YEAR ENDED APRIL 2008, REVIEW AND OUTLOOK

Financial market turmoil continued throughout the Fund's fiscal period ended October 31, 2008. Housing continued to struggle, Lehman Brothers filed for bankruptcy in September, and the recession in the U.S. was confirmed to have started in December of 2007. Weakness in the financial markets due to the credit crisis finally began to pressure the real economy. Third quarter growth was negative driven by a material retrenchment in personal consumption. The labor markets have begun to deteriorate meaningfully as layoffs are announced, payrolls are reduced and jobless claims rise. This weakness has been met with aggressive monetary and fiscal responses by the U.S. Government. The Federal Reserve has implemented a number of lending programs designed to loosen up credit conditions for corporations. Additional measures of Federal Reserve action include Fed Funds rate reductions and commitments to directly purchase residential MBS from the markets. The Treasury has also been actively involved, gaining congressional approval for the $700 billion Troubled Asset Relief Program or "TARP." The implementation of these programs is ongoing with the ultimate success of these efforts to be determined in coming months.

Risky financial assets performed poorly in this environment as investors were drawn to the safety of short maturity U.S. Treasuries. Ten year U.S. Treasury yields rose from 3.73 percent at the start of the period to 3.95 percent by the end of October, while two year Treasury yields fell 71 basis points over the same period from 2.25 to 1.55. The Federal Reserve lowered the Federal Funds rate three times for a total of 100 basis points during the period, from 2.00 percent to 1.00 percent.

During the Fund's fiscal period the Municipal market faced pressures on a number of fronts. Lower tax receipts continue to pressure fundamentals in the sector. Normal market participants in the hedge fund and insurance space have been absent given the current state of the financial markets and mutual funds have been sellers in an effort to meet investor redemptions. Expectations related to upcoming supply have kept direct retail investors defensive.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                          OCTOBER 31, 2008 (CONCLUDED)
                                  (UNAUDITED)


According to Thomson Financial Municipal Market Data the yield on 30-year AAA rated general obligation (GO) bonds began the period at 4.61 percent and reached a peak of 5.94 percent in mid-October. The ratio of the yield of 30-year AAA GO's to 30-year Treasuries hit a high of 140.0 percent in mid-October, more than seven standard deviations "cheap" to the ten-year historical average. An impending $20 billion new issue calendar added pressure to the already weak muni market as traditional investors struggled to find liquidity in their portfolios. By the end of the Fund's fiscal period the yield on the 30-year AAA GO stood at
5.36 percent and the 30-year AAA GO versus 30-year Treasury ratio remained elevated at 123.2%. For the six-month period ended October 31, 2008 the Lehman Brothers Investment Grade Municipal Bond Index returned -4.70 percent.

MBIA Capital Management Corp.'s objective in structuring the Municipal bond holdings of the Fund was to create a diversified portfolio of highly rated and liquid issuers. As of October 31, 2008, 90 percent of the Fund's holdings were rated AA or better. During the fiscal period, demand in the Municipal market favored higher rated assets as AAA rated and AA rated assets outperformed all other quality sectors of the market as well as the general Municipal market (according to Lehman/Barclay's).

Inflation expectations, as measured by 5-year U.S. TIPs break-evens, were volatile over the period, falling in the third quarter on weaker oil before rebounding somewhat in October. The U.S. dollar continued its strengthening trend putting additional pressure on energy and commodity prices. Inflation expectations followed with 5-year break-evens falling back to beginning of 2nd quarter levels. The Barclay's/Lehman TIPs index returned -10.28% over the period led by a compression in TIPs breakeven spreads.

The Federal Reserve and the U.S. Treasury continue to aggressively implement policies and programs aimed at supporting the economy. According to the National Bureau of Economic Research, the U.S. economy entered a recession in December 2007, making the current period of weakness long by historical standards. The massive amount of liquidity the U.S. government is injecting into the system lays the foundation for some inflation risk out in the future. We feel that the current environment represents a great opportunity in the inflation protection and municipal markets for investors.

We appreciate your investment, and we look forward to serving your investment needs in the future.

MBIA CAPITAL MANAGEMENT CORP.


--------------------------
     This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal period ended October 31, 2008 and reflects the views of the investment adviser at the time of this writing. Of course these views may change and they do not guarantee the future performance of the Fund or the markets.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2008
                                  (UNAUDITED)

--------------------------------------------------------------------------------
               Total Returns For the Period Ended October 31, 2008

                                                          SIX        SINCE
                                                         MONTHS    INCEPTION*
                                                        --------  ------------
  INSTITUTIONAL CLASS SHARES                             (7.50)%     (6.12)%
  BARCLAY'S CAPITAL MUNICIPAL BOND INDEX                 (4.70)%     (3.46)%
  BARCLAY'S CAPITAL GLOBAL INFLATION-LINKED
    U.S. TIPS INDEX (SERIES-L)                          (10.28)%     (4.86)%
--------------------------------------------------------------------------------

*    THE FUND COMMENCED OPERATIONS ON NOVEMBER 1, 2007.

     THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 1-866-678-6242. THE BARCLAY'S CAPITAL MUNICIPAL BOND INDEX IS A RULES-BASED, MARKET-VALUE-WEIGHTED INDEX ENGINEERED FOR THE LONG-TERM TAX-EXEMPT BOND MARKET. TO BE INCLUDED IN THE INDEX, BONDS MUST BE RATED INVESTMENT-GRADE (BAA3/BBB- OR HIGHER), WITH AN OUTSTANDING PAR VALUE OF AT LEAST $7 MILLION AND BE ISSUED AS PART OF A TRANSACTION OF AT LEAST $75 MILLION. THE BONDS MUST BE FIXED RATE, HAVE A DATED-DATE AFTER DECEMBER 31, 1990, AND MUST BE AT LEAST ONE YEAR FROM THEIR MATURITY DATE. THE BARCLAY'S CAPITAL GLOBAL INFLATION LINKED U.S. TIPS INDEX IS AN UNMANAGED MARKET INDEX COMPRISED OF ALL U.S. TREASURY INFLATION PROTECTED SECURITIES RATED INVESTMENT GRADE (BAA3 OR BETTER) WITH AT LEAST ONE YEAR TO FINAL MATURITY AND AT LEAST $250 MILLION PAR AMOUNT OUTSTANDING.

     THE FUND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING BONDS IN THE PORTFOLIO SUCH AS CREDIT, PREPAYMENT AND LEVERAGE RISK. AS INTEREST RATES RISE, THE VALUE OF THE FUND WILL DECLINE AND IT IS POSSIBLE TO LOSE MONEY IN THE FUND. THE FUND MAY INVEST IN BELOW-INVESTMENT GRADE HIGH YIELD SECURITIES ALSO KNOWN AS JUNK BONDS AS WELL AS OTHER HIGH RISK INVESTMENTS SUCH AS DERIVATIVES. THESE INVESTMENTS AND STRATEGIES UTILIZED BY THE FUND ARE MORE VOLATILE AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SHAREHOLDERS MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX. IN CERTAIN CASES, SHAREHOLDERS MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX.

     THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, IS 1.25% OF THE FUND'S AVERAGE DAILY NET ASSETS, WHICH MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED BY THE FUND FOR THE PERIOD COVERED BY THIS REPORT. THE ADVISER HAS CONTRACTUALLY AGREED TO REDUCE ITS FEES OR REIMBURSE THE FUND'S OPERATING EXPENSES IN ORDER TO LIMIT THE TOTAL ANNUAL OPERATING EXPENSES TO 0.65%. THIS AGREEMENT WILL TERMINATE ON APRIL 30, 2009, UNLESS THE TRUST'S BOARD OF TRUSTEES APPROVES AN EARLIER TERMINATION. A 1.00% REDEMPTION FEE APPLIES TO SHARES REDEEMED WITHIN 60 DAYS OF PURCHASE.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                             FUND EXPENSE DISCLOSURE
                                OCTOBER 31, 2008
                                  (UNAUDITED)


     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges or redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested at the beginning of the period from May 1, 2008 through October 31, 2008, and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                         MBIA MUNICIPAL BOND INFLATION PROTECTION FUND
                                       --------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT VALUE             ENDING ACCOUNT VALUE           EXPENSES PAID
                                               MAY 1, 2008                      OCTOBER 31, 2008             DURING PERIOD*
                                       ---------------------------           ---------------------        -------------------
Actual                                            $1,000.00                     $  925.00                      $3.15
Hypothetical (5% return before expenses)           1,000.00                      1,021.89                       3.32

-------------------

* Expenses are equal to an annualized expense ratio of 0.65% based on the six-month period ended October 31, 2008 for the Fund, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent period
     (184), then divided by 365 to reflect the period. The Fund's ending account value on the first line of the table is based on the actual six-month total return for the Fund of (7.50)%.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                OCTOBER 31, 2008
                                   (UNAUDITED)


                                  % of Net
                                   Assets          Value
                                  --------     ---------------
Municipal Bonds ...............    103.7%      $  24,331,520
Short-Term Investment .........      1.0             236,346
Liabilities in Excess of
  Other Assets ................     (4.7)         (1,102,523)
                                  ------       -------------
NET ASSETS ....................    100.0%      $  23,465,343
                                  ======       =============
---------------------
Portfolio holdings are subject to change at any time.





    The accompanying notes are an integral part of the financial statements.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                             SCHEDULE OF INVESTMENTS
                           OCTOBER 31, 2008(UNAUDITED)


                                         S&P/
                                        Moody's          Par
                                      (Unaudited)       (000)          Value
                                      -----------    -----------    -----------
MUNICIPAL BONDS -- 103.7%
CALIFORNIA -- 4.4%
California GO
  Series 2007
  5.00%, 11/01/15 ...................      A+/A1      $    1,000    $ 1,038,200
                                                                    -----------
CONNECTICUT -- 4.8%
Connecticut GO
  Series 2005-B
  4.57%, 06/01/20(a)(b) .............     AA/Aa3           1,200      1,132,932
                                                                    -----------
FLORIDA -- 14.4%
Board of Education
  Capital Outlay GO
  Series 2005-G
  5.00%, 06/01/12 ...................    AAA/Aa1           1,000      1,049,590
Hillsborough County
  Community Investment
  RB Series 2007
  5.00%, 11/01/16(b) ................    AA+/Aa3           1,000      1,026,480
Miami-Dade County
  Special Obligation
  RB Series 2004-A
  3.73%, 04/01/09(a)(c) .............      AA/A1           1,300      1,297,322
                                                                    -----------
                                                                      3,373,392
                                                                    -----------
ILLINOIS -- 4.4%
Illinois State GO
  Series 2007-B
  5.25%, 01/01/21 ...................     AA/Aa3           1,000      1,032,630
                                                                    -----------
INDIANA -- 4.5%
Indianapolis Local
  Public Improvement RB
  Series 2007-D
  5.00%, 02/01/17 ...................    AAA/Aa1           1,000      1,052,320
                                                                    -----------

                                         S&P/
                                        Moody's          Par
                                      (Unaudited)       (000)          Value
                                      -----------    -----------    -----------
MARYLAND -- 6.8%
Harford County Consumer
  Public Improvement GO
  Series 2007
  4.50%, 12/01/13 ...................    AA+/Aa1          $  500    $   522,805
Maryland Local Facilities
  Loan GO Series 2006-A
  5.00%, 03/01/13 ...................    AAA/Aaa           1,000      1,065,420
                                                                    -----------
                                                                      1,588,225
                                                                    -----------
MASSACHUSETTS -- 14.6%
Commonwealth of Massachusetts
  Public Improvement
  2.00%,12/01/14(a)(e) ..............     AA/Aa2             475        474,183
Massachusetts Bay
  Transportation Authority
  Sales Tax RB
  Series 2005-A
  5.00%, 07/01/31 ...................    AAA/Aa2           1,000        956,820
Massachusetts Water
  Pollution Abatement RB
  Series 2006-Pool PG
  5.25%, 08/01/30 ...................    AAA/Aaa           1,000        997,340
Massachusetts Water
  Resources Authority RB
  Series 2007-B
  5.25%, 08/01/29(d) ................    AAA/Aaa           1,000        989,950
                                                                    -----------
                                                                      3,418,293
                                                                    -----------
MICHIGAN -- 4.5%
Detroit Sewer Disposal RB
  Sr. Lien Series 2003-A
  5.50%,07/01/18(d) .................    AAA/Aaa           1,000      1,055,890
                                                                    -----------



    The accompanying notes are an integral part of the financial statements.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                                OCTOBER 31, 2008
                                  (UNAUDITED)



                                         S&P/
                                        Moody's          Par
                                      (Unaudited)       (000)          Value
                                      -----------    -----------    -----------
MINNESOTA -- 7.1%
Minneapolis & St. Paul
  Metropolitan Transit
  Area GO
  Series 2005-C
  5.00%, 02/01/10 ...................    AAA/Aaa          $1,000    $ 1,034,500
Minnesota GO Series 2006
  5.00%, 06/01/16 ...................    AAA/Aa1             600        640,062
                                                                    -----------
                                                                      1,674,562
                                                                    -----------
NEW JERSEY -- 8.6%
New Jersey Economic
  Development Authority RB
  Series 2005-K
  5.25%, 12/15/20(b) ................      AA/A1           1,000      1,005,290
New Jersey Environmental
  Infrastructure Trust RB
  Series 2007-A
  3.50%, 09/01/13 ...................    AAA/Aaa           1,020      1,016,379
                                                                    -----------
                                                                      2,021,669
                                                                    -----------
NEW YORK -- 4.4%
Westchester County GO
  Series 2007-B
  4.00%, 11/15/11 ...................    AAA/Aaa           1,000      1,031,070
                                                                    -----------
NORTH CAROLINA -- 4.5%
Charlotte GO Series 2005
  5.00%, 06/01/11 ...................    AAA/Aaa           1,000      1,053,960
                                                                    -----------
OHIO -- 8.7%
Ohio State Infrastructure
  Improvement GO
  Series 2007-A
  5.00%, 09/01/14 ...................    AA+/Aa1           1,000      1,059,950
Ohio State Water
  Development Authority RB
  Series 2001-B
  5.50%, 06/01/19(d) ................    AAA/Aaa             915        984,092
                                                                    -----------
                                                                      2,044,042
                                                                    -----------
PENNSYLVANIA -- 4.5%
Pennsylvania GO 2nd
  Series 2005 5.00%, 01/01/15 .......     AA/Aa2          $1,000    $ 1,062,440
                                                                    -----------
WASHINGTON -- 7.5%
King County Limited
  Tax GO Series 2006
  5.00%, 01/01/10 ...................    AAA/Aa1           1,000      1,032,330
Washington State GO
  Series 2008-C Variable
  Purpose 4.25%, 01/01/13 ...........    AA+/Aa1             700        719,565
                                                                    -----------
                                                                      1,751,895
                                                                    -----------
  TOTAL MUNICIPAL BONDS
   (Cost $25,209,057) ..........................                     24,331,520
                                                                    -----------

                                                         Shares
                                                        --------
SHORT-TERM INVESTMENT -- 1.0%
BlackRock Liquidity Funds
  MuniCash .....................................         236,346        236,346
                                                                    -----------
  TOTAL SHORT-TERM INVESTMENT
   (Cost $236,346) .............................                        236,346
                                                                    -----------
  TOTAL INVESTMENTS -- 104.7%
   (Cost $25,445,403) ..........................                     24,567,866

LIABILITIES IN EXCESS OF
  OTHER ASSETS(f) -- (4.7)% ....................                     (1,102,523)
                                                                    -----------
NET ASSETS -- 100.0% ...........................                    $23,465,343
                                                                    ===========
-----------------
GO   General Obligation
RB   Revenue Bond

(a) Variable Rate Security - the rate shown is the rate in effect on October 31, 2008.
(b)  Insured by AMBAC Assurance Corporation.
(c)  Insured by MBIA Insurance Corp.
(d)  Insured by Financial Security Assurance, Inc.
(e)  Credit rating enhanced by guaranty or by Insurance from XL Capital
     Assurance.


    The accompanying notes are an integral part of the financial statements.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                       SCHEDULE OF INVESTMENTS (CONCLUDED)
                                OCTOBER 31, 2008
                                  (UNAUDITED)



(f) Liabilities in excess of other assets include interest rate swaps as follows:

                                                     NOTIONAL                                               UNREALIZED
                           TERMINATION               AMOUNT                   FIXED        FLOATING        APPRECIATION
COUNTERPARTY                   DATE                  (000)#                   RATE          RATE+         (DEPRECIATION)
--------------             ----------               ---------              ----------     --------        --------------
JP Morgan Bank               01/01/10                $1,000                  2.810%         CPI-U         $  (38,288)
JP Morgan Bank               02/01/10                 1,000                  2.640          CPI-U            (37,772)
JP Morgan Bank               06/01/11                 1,000                  2.650          CPI-U            (72,127)
JP Morgan Bank               11/15/11                 1,000                  2.860          CPI-U            (81,289)
JP Morgan Bank               06/01/12                 1,000                  2.680          CPI-U            (69,998)
JP Morgan Bank               03/01/13                 1,020                  2.790          CPI-U            (63,438)
JP Morgan Bank               09/01/13                 1,020                  2.690          CPI-U            (49,377)
JP Morgan Bank               12/01/13                   500                  2.865          CPI-U            (28,535)
JP Morgan Bank               09/01/14                 1,000                  2.720          CPI-U            (57,421)
JP Morgan Bank               01/01/15                 1,000                  2.830          CPI-U            (68,522)
JP Morgan Bank               11/01/15                 1,000                  2.860          CPI-U            (78,157)
JP Morgan Bank               06/01/16                   600                  2.750          CPI-U            (41,428)
JP Morgan Bank               11/01/16                 1,000                  2.826          CPI-U            (75,739)
JP Morgan Bank               02/01/17                 1,000                  2.832          CPI-U            (74,719)
JP Morgan Bank               07/01/18                 1,000                  2.870          CPI-U            (61,097)
JP Morgan Bank               06/01/19                   915                  2.850          CPI-U            (46,145)
JP Morgan Bank               12/15/20                 1,000                  2.914          CPI-U            (72,714)
JP Morgan Bank               01/01/21                 1,000                  2.860          CPI-U            (62,599)
JP Morgan Bank               08/01/29                 1,000                  3.110          CPI-U           (140,432)
JP Morgan Bank               08/01/30                 1,000                  3.020          CPI-U           (136,394)
JP Morgan Bank               07/01/31                 1,000                  3.045          CPI-U           (135,866)
                                                                                                         -----------
                                                                                      Total              $(1,492,057)
                                                                                                         ===========

+ CPI-U -- Consumer Price Index for All Urban Consumers, before seasonal adjustments, as of October 31, 2008. For each interest rate swap the floating amount on the floating rate payer payment will differ based on a formula whose inputs include initial CPI and final CPI (at termination of the swap, with a 3 month lag). Quoted swap prices represent the present value of future cash flows exchanged over the life of the swap. These cash flows are discounted along a curve of future inflation expectations. These future expectations will likely deviate from the most recent release of the CPI-U.
#    Notional amount is shown in U.S. dollars unless otherwise stated.



    The accompanying notes are an integral part of the financial statements.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2008
                                  (UNAUDITED)






ASSETS
   Investments, at value (cost $25,445,403) ....................   $ 24,567,866
   Dividends and interest receivable ...........................        392,737
   Receivable from Adviser .....................................         25,212
   Prepaid expenses and other assets ...........................         43,900
                                                                   ------------
        Total assets ...........................................     25,029,715
                                                                   ------------
LIABILITIES
   Unrealized depreciation on swaps ............................      1,492,057
   Payable to Trustees and Officers ............................          1,875
   Accrued expenses ............................................         70,440
                                                                   ------------
        Total liabilities ......................................      1,564,372
                                                                   ------------
NET ASSETS .....................................................   $ 23,465,343
                                                                   ============
NET ASSETS CONSISTED OF:
   Capital stock, $0.01 par value ..............................   $     25,734
   Paid-in capital .............................................     25,703,541
   Undistributed net investment income .........................        105,662
   Net unrealized depreciation on investments ..................       (877,537)
   Net unrealized depreciation on swap agreements ..............     (1,492,057)
                                                                   ------------
        Net assets applicable to shares outstanding ............   $ 23,465,343
                                                                   ============
   Shares outstanding ..........................................      2,573,444
                                                                   ------------
   Net asset value, offering and redemption price per share ....   $       9.12
                                                                   ============


    The accompanying notes are an integral part of the financial statements.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                             STATEMENT OF OPERATIONS


                                                                    FOR THE
                                                                SIX MONTHS ENDED
                                                                OCTOBER 31, 2008
                                                                  (UNAUDITED)
                                                                ----------------
INVESTMENT INCOME
   Interest ................................................     $    528,473
                                                                 ------------
   Total investment income .................................          528,473
                                                                 ------------
EXPENSES
   Advisory fees ...........................................           51,821
   Administration and accounting fees ......................           76,017
   Professional fees .......................................           28,728
   Registration and filing fees ............................           16,111
   Trustees' and officers' fees ............................           12,029
   Printing and shareholder reporting fees .................            4,959
   Transfer agent out of pocket fees .......................            2,862
   Custodian transaction and out of pocket fees ............            1,019
   Other expenses ..........................................           14,252
                                                                 ------------
     Total expenses before waivers and reimbursements ......          207,798
     Less: waivers and reimbursements ......................         (123,364)
                                                                 ------------
     Net expenses ..........................................           84,434
                                                                 ------------
   Net investment income ...................................          444,039
                                                                 ------------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
   Net realized gain/(loss) from investments ...............               --
   Net change in unrealized depreciation on investments ....       (1,058,323)
   Net change in unrealized depreciation on swap agreements        (1,294,061)
                                                                 ------------
   Net realized and unrealized loss from investments
     and swap agreements ...................................       (2,352,384)
                                                                 ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......     $ (1,908,345)
                                                                 ============


    The accompanying notes are an integral part of the financial statements.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 FOR THE
                                                                             SIX MONTHS ENDED         FOR THE PERIOD
                                                                             OCTOBER 31, 2008        NOVEMBER 1, 2007*
                                                                                (UNAUDITED)          TO APRIL 30, 2008
                                                                             -----------------      -------------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ..............................................         $   444,039               $   388,174
   Net realized gain/(loss) from investments ..........................                  --                        --
   Net change in unrealized depreciation on investments ...............          (1,058,323)                       --
   Net change in unrealized depreciation on swap agreements ...........          (1,294,061)                  (17,210)
                                                                                -----------               -----------
   Net increase/(decrease) in net assets resulting from operations ....          (1,908,345)                  370,964
                                                                                -----------               -----------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income ...............................            (402,349)                 (324,202)
   Distributions from net realized capital gains ......................                  --                        --
                                                                                -----------               -----------
   Total dividends and distributions to shareholders ..................            (402,349)                 (324,202)
                                                                                -----------               -----------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
  CAPITAL SHARE TRANSACTIONS(1) .......................................             305,073                25,424,202
                                                                                -----------               -----------
   Total increase/(decrease) in net assets ............................          (2,005,621)               25,470,964
                                                                                -----------               -----------
NET ASSETS
   Beginning of period ................................................          25,470,964                        --
                                                                                -----------               -----------
   End of period** ....................................................         $23,465,343               $25,470,964
                                                                                ===========               ===========

---------------------
*    Commencement of operations.
** Includes undistributed net investment income of $105,662 and $63,972, respectively.
(1)  See Note 4 in the Notes to Financial Statements.


    The accompanying notes are an integral part of the financial statements.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for the outstanding Institutional Class shares of the Fund, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                             FOR THE
                                                                        SIX MONTHS ENDED            FOR THE PERIOD
                                                                        OCTOBER 31, 2008         NOVEMBER 1, 2007* TO
                                                                           (UNAUDITED)              APRIL 30, 2008
                                                                        ------------------      -------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ................................        $ 10.02                   $ 10.00
                                                                             -------                   -------
Net investment income ...............................................           0.18                      0.16
Net realized and unrealized loss on investments and
  swap agreements ...................................................          (0.92)                    (0.01)
                                                                             -------                   -------
Net increase/(decrease) in net assets resulting
  from operations ...................................................          (0.74)                     0.15
                                                                             -------                   -------
Dividends to shareholders from:
Net investment income ...............................................          (0.16)                    (0.13)
                                                                             -------                   -------
Net asset value, end of period ......................................        $  9.12                   $ 10.02
                                                                             =======                   =======
Total investment return(1) ..........................................          (7.50)%(3)                 1.50%(3)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...........................        $23,465                   $25,471
Ratio of expenses to average net assets .............................           0.65%(2)                  0.65%(2)
Ratio of expenses to average net assets without
  waivers and expense ...............................................           1.62%(2)                  1.89%(2)
Ratio of net investment income to average net assets ................           3.47%(2)                  3.14%(2)
Portfolio turnover rate .............................................           0.00%                     0.00%

----------------------
*    Commencement of operations.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2)  Annualized.
(3)  Not Annualized.

    The accompanying notes are an integral part of the financial statements.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2008
                                  (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The MBIA Municipal Bond Inflation Protection Fund (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), which commenced investment operations on November 1, 2007. The Fund is a separate series of FundVantage Trust (the "Trust") which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a "series trust" authorized to issue separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of October 31, 2008, there were three series of the Trust that had commenced investment operations, including the Fund.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Swaps are marked to market daily based upon quotations from independent market makers and the change, if any, is recorded as unrealized gain or loss in the statement of operations. Net payments of interest are recorded as realized gain or loss. If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Additionally, amounts realized upon disposition of securities or derivative contracts could differ significantly from prices supplied by pricing services or dealers or using fair valuations.

     Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     o   Level 1 -- quoted prices in active markets for identical securities

     o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                                OCTOBER 31, 2008
                                  (UNAUDITED)


The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund's assets carried at fair value:

                                                       INVESTMENTS          OTHER
                                                           IN             FINANCIAL
       VALUATION INPUTS                                SECURITIES        INSTRUMENTS++
       --------------------------                     ------------      --------------
       Level 1 -- Quoted Prices                        $   236,346      $        --
       Level 2 -- Other Significant Observable Inputs   24,331,520               --
       Level 3 -- Significant Unobservable Inputs               --       (1,492,057)
                                                       -----------      -----------
       Total                                           $24,567,866      $(1,492,057)
                                                       ===========      ===========

     ++ Other financial instruments are swaps not reflected in the Schedule of Investments, which are valued at the unrealized appreciation/ (depreciation) on the investment.

The following is a reconciliation of assets of the series for Level 3 investments for which significant unobservable inputs were used to determine fair value:

       Balance as of April 30, 2008                               $   (197,996)
       Accrued discounts/(premiums)                                         --
       Realized gain (loss)                                                 --
       Change in unrealized appreciation/(depreciation)             (1,294,061)
       Net purchases (sales)                                                --
       Transfers in and/or out of Level 3                                   --
                                                                  ------------
       Balance as of October 31, 2008                             $ (1,492,057)
                                                                  ============

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                                OCTOBER 31, 2008
                                  (UNAUDITED)


     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the 1940 Act, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a fund's NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared, recorded on ex-date and paid to shareholders quarterly and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     SWAP AGREEMENTS -- The Fund may invest in swap agreements for the purpose of hedging against changes in interest rates. Swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from independent market makers and the change, if any, is recorded as unrealized gain or loss in the statement of operations. Net payments of interest are recorded as realized gain or loss. Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market could affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                                OCTOBER 31, 2008
                                  (UNAUDITED)


2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     MBIA Capital Management Corp. ("MBIA-CMC" or the "Adviser"), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.40% of the Fund's average daily net assets. MBIA-CMC has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit the Fund's total annual fund operating expenses to 0.65% of the Fund's average daily net assets through April 30, 2009. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of a Fund. For the six-months ended October 31, 2008, investment advisory fees accrued and waived were $51,821 and fees reimbursed by the Adviser were $71,543. As of October 31, 2008, $25,212 is due from the Adviser for reimbursement of other expenses.

     PNC Global Investment Servicing (U.S.) Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., provides administration and accounting, transfer agency and custodian services. Pursuant to the Administration and Accounting
Services Agreement, Transfer Agency Services Agreement and the Custodian Services Agreement (collectively the "Agreements") PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average net assets and is subject to certain minimum monthly fees.

     PFPC Trust Company ("PFPC Trust") provides certain custodial services to the Fund. PFPC Trust is a member of The PNC Financial Services Group, Inc. PFPC Distributors, Inc. ("PFPC Distributors"), a member of The PNC Financial Services Group, Inc., provides principal underwriting services to the Fund.

     As of October 31, 2008, the Fund owed PNC and its affiliates $32,455 for their services. Certain employees of PNC are officers of the Trust. They are not compensated by the Fund.

3.    INVESTMENT IN SECURITIES

     For the six months ended October 31, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:


                                                   PURCHASES            SALES
                                                 --------------      -----------
     Investment Securities ................        $483,906            $   --

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                                OCTOBER 31, 2008
                                  (UNAUDITED)


4.    CAPITAL SHARE TRANSACTIONS
     For the six-months ended October 31, 2008 and the period November 1, 2007 to April 30, 2008, transactions in capital shares (authorized shares unlimited) were as follows:

                                                    FOR THE                         FOR THE PERIOD
                                               SIX MONTHS ENDED                   NOVEMBER 1, 2007* TO
                                               OCTOBER 31, 2008                     APRIL 30, 2008
                                         -----------------------------       -------------------------------
                                          SHARES              VALUE            SHARES             VALUE
                                        -----------        -----------       ------------     --------------
     Sales ........................            --           $     --          2,510,000        $25,100,000
     Reinvestments ................        41,191            401,529             32,460            324,202
     Redemptions ..................       (10,207)           (96,456)                --                 --
                                         --------           --------          ---------        -----------
     Net Increase .................        30,984           $305,073          2,542,460        $25,424,202
                                         ========           ========          =========        ===========
     * Commencement of operations.

     As of October 31, 2008, the following shareholder held, of record or beneficially, 10% or more of the outstanding shares of the Fund.

                            MBIA Insurance Corp. 100%

5.    FEDERAL INCOME TAX INFORMATION

     In July 2006, the FASB issued Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, an interpretation of FAS Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax assets; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last NAV calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management has adopted FIN 48 and has determined that it has no impact on the Fund's financial statements.

     As of October 31, 2008, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund was as follows:

     Federal tax cost ..........................      $25,445,403
                                                      -----------
     Gross unrealized appreciation .............           66,315
     Gross unrealized depreciation .............         (943,852)
                                                      -----------
     Net unrealized depreciation ...............      $  (877,537)
                                                      ===========

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                OCTOBER 31, 2008
                                  (UNAUDITED)


6.   NEW ACCOUNTING PRONOUNCEMENTS

     In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS 161"), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of SFAS 161 on financial statement disclosures, if any.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                                OTHER INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(866) 499-2151 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHAREHOLDER VOTING RESULTS

JUNE 4, 2008 SPECIAL MEETING OF SHAREHOLDERS

     A Special Meeting of Shareholders (the "Meeting") of the Trust was held on June 4, 2008 for the following purpose:

     To elect five Trustees to the Board of Trustees of the Trust to hold office until each of their respective successors is duly elected and qualified.

     All Trust shareholders of record at the close of business on March 26, 2008 were entitled to attend or submit proxies. As of the record date, the Trust had 12,975,229.98 shares outstanding. At the Meeting, shareholders elected all five of the nominees. The results of the voting for the proposal were as follows:

                                   FOR            AGAINST    ABSTAIN
     Robert J. Christian        12,602,599        12,296        0
     Iqbal Mansur               12,602,599        12,296        0
     Nicholas M. Marsini, Jr.   12,602,599        12,296        0
     Donald J. Puglisi          12,602,599        12,296        0
     Timothy G. Shack           12,602,599        12,296        0

================================================================================



INVESTMENT ADVISER
MBIA Capital Management Corp.
113 King Street
Armonk, New York 10504

ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

TRANSFER AGENT
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
4th Floor
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

LEGAL COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103


================================================================================

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the reports to shareholders filed under Item 1 of this form for the Lateef Fund, the MBIA Municipal Bond Inflation Protection Fund and the Corverus Strategic Equity Fund. Schedules of Investments in securities of unaffiliated issuers for the Boston Advisors International Equity Fund, Boston Advisors Small Cap Equity Fund, MBIA High Yield Fund, MBIA Multi-Sector Inflation Protection Fund and MBIA Core Plus Fixed Income Fund are not provided because such Funds had not yet commenced operations as of October 31, 2008.

(b)    Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1)  Not applicable.

  (a)(2)  Certifications  pursuant  to  Rule  30a-2(a)  under the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               FundVantage Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Joel L. Weiss
                         -------------------------------------------------------
                           Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date     12/23/08
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Joel L. Weiss
                         -------------------------------------------------------
                           Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date     12/23/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ James G. Shaw
                         -------------------------------------------------------
                           James G. Shaw, Treasurer and Chief Financial Officer (principal financial officer)

Date     12/23/08
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.